Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments and Contingencies Disclosure [Abstract]
2014			$ 4,453	26,958
Three months ending December 31, 2014	1,562	9,586
2015	6,028	37,000	4,246	25,707
2016	4,956	30,421	3,634	22,001
2017 and thereafter
Total future minimum lease payments under non-cancellable leases	$ 12,546	77,007	$ 12,333	74,666